Income Tax - Schedule of Provision for Income Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Provision for Income Taxes [Abstract]
Current	$ (307,348)	$ (254,549)	$ (394,138)	$ (11,406,062)	$ (1,535,193)
Deferred	3,703,105	(5,486,218)	2,578,177	7,061,293	129,034
Total	$ 3,395,757	$ (5,740,767)	$ 2,184,039	$ (4,344,769)	$ (1,406,159)